Inv | Disciplined Small Cap Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Investor Class Disciplined Small Cap
Portfolio
April 30, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.31%
Acquired fund fees and expenses	0.03%
Total annual operating expensesA	1.05%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
1 year	$ 107
3 years	$ 334
5 years	$ 579
10 years	$ 1,283